CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF INCOME
OPERATING REVENUES	$ 993,344	$ 689,505	$ 461,594
OPERATING EXPENSES
Voyage expenses	(35,145)	(24,325)	(14,264)
Vessel operating expenses	(158,972)	(135,872)	(110,946)
Depreciation and amortization of right-of-use assets	(134,271)	(116,917)	(101,531)
Amortization of deferred drydocking and special survey costs	(12,170)	(10,181)	(11,032)
General and administrative expenses	(36,575)	(43,951)	(24,341)
Gain on sale of vessels	37,225
Income from Operations	653,436	358,259	199,480
OTHER INCOME (EXPENSES):
Interest income	4,591	12,230	6,638
Interest expense	(62,141)	(68,991)	(53,502)
Gain/(loss) on investments	(176,386)	543,653
Dividend income	165,399	34,341
Gain on debt extinguishment, net	4,351	111,616
Equity income on investments		68,028	6,308
Other finance expenses	(1,590)	(1,326)	(2,335)
Other income/(expense), net	(6,578)	4,543	593
Loss on derivatives	(3,622)	(3,622)	(3,632)
Total Other Income/(Expenses), net	(75,976)	700,472	(45,930)
Income before income taxes	577,460	1,058,731	153,550
Income taxes	(18,250)	(5,890)
Net Income	$ 559,210	$ 1,052,841	$ 153,550
EARNINGS PER SHARE
Basic earnings per share of common stock	$ 27.30	$ 51.75	$ 6.51
Diluted earnings per share of common stock	$ 27.28	$ 51.15	$ 6.45
Basic weighted average number of common shares (in thousands)	20,481,894	20,345,394	23,588,994
Diluted weighted average number of common shares (in thousands)	20,501,021	20,583,796	23,805,251